Goodwill - Summary of Goodwill (Details) $ in Thousands	12 Months Ended
Jun. 30, 2025 USD ($)
Intangible assets
Balance at beginning	$ 187,502
Balance at ending	186,840
Goodwill
Intangible assets
Disposal of VoIP Supply LLC	$ (662)